                              GOLDMAN SACHS TRUST
                      GOLDMAN SACHS DOMESTIC EQUITY FUNDS

                              Institutional Shares
                                 Service Shares
                            Class A, B and C Shares

                               ----------------

                        Supplement dated July 2, 1999 to
                       Prospectuses dated April 30, 1999

   Under "Service Providers," subsection "Fund Managers--Growth Equity Investment Team," the following Fund Manager should be added:

                                            Years Primarily         Five Year
  Name and Title    Fund Responsibility       Responsible      Employment History
  --------------    -------------------     ---------------    ------------------
------------------------------------------------------------------------------------
   Steve Barry   Senior Portfolio Manager--      Since      Mr. Barry joined the
  Vice President Growth Opportunities            1999       Investment Adviser as a
                                                            portfolio manager in
                                                            1999. From 1988 to 1999,
                                                            he was a portfolio
                                                            manager at Alliance
                                                            Capital Management.


   508366
   EQSTK 7/99